Acquisitions and divestitures - Boston Metal (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Purchase amount		$ 2,345	$ 2,345
Boston Electrometallurgical Company
Disclosure of non-adjusting events after reporting period [line items]
Purchase amount	$ 6
Proportion of ownership interests held in non-controlling interests	3.24%